SCHEDULE OF RECONCILIATION OF INCOME TAX RATE (Details)		6 Months Ended			12 Months Ended
		Mar. 31, 2026 USD ($)	Mar. 31, 2026 HKD ($)	Mar. 31, 2025 HKD ($)	Sep. 30, 2025 USD ($)
Income Tax Disclosure [Abstract]
Computed expected income tax expense (benefit), Percentage of Pre-tax income		16.50%	16.50%	16.50%
Computed expected income tax expense (benefit)		$ (1,607,615)	$ (12,603,703)	$ 690,243
Income exempted from tax		$ (9,175)	$ (71,935)	$ (126)
Income exempted from tax, Percentage of Pre-tax income		(0.09%)	(0.09%)	(0.00%)
Effect of differential tax rate - foreign subsidiaries (Note i)	[1]	$ 109,311	$ 857,004
Effect of differential tax rate - foreign subsidiaries, percentage	[1]	(1.12%)	(1.12%)
Non-deductible expenses for tax purpose		$ 2,253	$ 17,667	$ 143,891
Non-deductible expenses for tax purpose, Percentage of Pre-tax income		(0.02%)	(0.02%)	3.44%
Non-deductible share-based compensation expenses		$ 1,387,260	$ 10,876,115
Non-deductible share-based compensation expenses, Percentage of Pre-tax income		(14.24%)	(14.24%)
Net operating loss			$ 929,455		$ 118,553
Non-deductible share-based compensation expenses, Percentage Net operating loss		(1.22%)	(1.22%)
Others			$ (4,603)	$ (162,999)	(587)
Non-deductible share-based compensation expenses, Percentage of Others		0.01%	0.01%	(3.90%)
Income tax expense				$ 671,009
Income tax expense, Percentage of Pre-tax income		0.00%	0.00%	16.04%

[1]	Represents the foreign income tax rate differential when compared to Hong Kong income tax rate for the six months ended March 31, 2026 and 2025.